Sentinel Variable Products Trust
                  P o l i c y h o l d e r s     R e p o r t
                             J u n e   3 0 ,   2 0 0 2









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SENTINEL VARIABLE PRODUCTS TRUST


National Life Drive,
Montpelier, Vermont 05604









---------------------------------------------------------
Table of Contents

 1   Message to Policyholders
 2   Fund Performance
 3   Sentinel Variable Products Trust Common Stock Fund
 4   Sentinel Variable Products Trust Growth Index Fund
 5   Sentinel Variable Products Trust Mid Cap Growth Fund
 6   Sentinel Variable Products Trust Small Company Fund
 7   Sentinel Variable Products Trust Money Market Fund
 8   SVPT Statement of Assets and Liabilities
 9   SVPT Statement of Operations
10   SVPT Statement of Changes in Net Assets
12   SVPT Common Stock Fund Financial Highlights
13   SVPT Growth Index Fund Financial Highlights
14   SVPT Mid Cap Growth Fund Financial Highlights
15   SVPT Small Company Fund Financial Highlights
16   SVPT Money Market Fund Financial Highlights
17   SVPT Notes to Financial Statements
19   Board Members and Officers






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                            Message to Policyholders





[PHOTOS OMITTED]


Thomas H. MacLeay                  Joseph M. Rob
Chairman                           President






Dear Policyholder:

We are pleased to submit our semi-annual report for the six months ended June 30, 2002.

THE ECONOMY

By some measures, the recent recession was surprisingly brief and limited in severity. The economy experienced three quarters of negative growth during 2001, recovered to grow close to 3% in the fourth quarter, and then raced ahead at a 5% rate in the first quarter of 2002. Preliminary reports show that growth slowed to about a 1% rate in the second quarter of 2002.

           Corporate profits, on the other hand, followed a different path. Profits experienced a sharp decline during the recession because of the high level of fixed costs - especially interest costs on debt - that companies had built up in anticipation of better times ahead.

           Consumer spending continued to hold up throughout the downturn as the unemployment rate remained relatively low and consumer confidence held steady. Corporations curtailed new plant and equipment spending because of the poor outlook for corporate profits and because of continuing low rates of capacity utilization.

           The Federal Reserve maintained its policy of monetary stimulus in an attempt to keep the economy moving on an upward path. Inflation measures continued to be well behaved, but the price of gold increased because of fears that the Fed's easy money policy would eventually lead to higher inflation.

THE FINANCIAL MARKETS

There were a number of cross currents at work during the first half of 2002. In the first quarter, blue chip stocks, such as the Dow Industrials, earned a positive return of about 4% while the NASDAQ was down about 5%. Investors moved away from technology and telecommunication stocks and into blue chip companies with more predictable earnings growth. Investors were also forced to move quickly to lock in profits as different sectors of the market rotated rapidly in and out of favor depending on the changing outlook for the economy.

           In the second quarter, investors continued to shy away from technology and telecommunications, and move into more defensive areas of the market. Consumer staples, energy and financials were the best performers, while all of the major indices reflected the increasing turmoil of accounting scandals, earnings disappointments and investor uncertainty. By quarter-end the Dow was down 11.2%, the S%P 500 off 13.2% and the NASDAQ down 20.7%.

           For the six-month period ended June 30, 2002, the fixed-income markets continued to perform well.Mortgage-backed securities and municipal bonds were the best performing sectors, followed by corporate bonds and U.S. Treasury securities. Interest rates were slightly higher over the period as U.S. economic growth rebounded and concerns grew over the potential end to the accommodative monetary policy employed by Federal Reserve. As such, we expect more modest returns in the fixed-income markets over the near term.

THE SENTINEL VARIABLE PRODUCTS TRUST

Our funds performed relatively well in a difficult and uncertain market environment. Our equity funds were generally overweighted in the type of high quality, steady earnings growers that performed well during the six-month period. Our holdings in the health care, defense, basic materials (including energy) and consumer sectors performed well; we were generally underweighted in the technology and telecommunications sectors, both of which, as noted, performed poorly.

ACCOUNT ENHANCEMENTS

In the latter part of 2001, we added four new guaranteed* accounts to the Sentinel Advantage Variable Annuity that may be especially valuable in today's volatile environment. Called "Preserver" accounts, the new options enable policyholders to



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lock-in a competitive rate of interest for periods of 3, 5, 7 and 10 years. When combined with its other account options, Preserver accounts add an even greater degree of investment flexibility to the Sentinel Advantage Variable Annuity.

           We appreciate your support during these challenging times in the financial markets and look forward to continuing to help you achieve your long-term goals.

Sincerely,




/S/ THOMAS H. MACLEAY                                  /S/ JOSEPH M. ROB
---------------------                                  -----------------
Thomas H. MacLeay                                      Joseph M. Rob
Chairman                                               President

June 30, 2002







* GUARANTEED ACCOUNTS ARE BACKED BY THE CLAIMS PAYING ABILITY OF NATIONAL LIFE INSURANCE COMPANY. STATE RESTRICTIONS MAY APPLY.




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                                Fund Performance

Performance data for each Sentinel Variable Products Trust Fund is provided in this table. Financial data is contained in the following pages.

                                             For the period from
                                          01/01/02 through 06/30/02
                                  ----------------------------------------------
                                     06/30/02
                                     Net Asset             Capital
Sentinel Variable                    Value Per  Income      Gain        Total
Products Trust Fund                    Share   Dividends Distributions Return*
--------------------------------------------------------------------------------
Common Stock                      $    8.70      $--        $--         -8.42%
--------------------------------------------------------------------------------
Growth Index                           6.76       --         --         -17.26
--------------------------------------------------------------------------------
Mid Cap Growth                         6.76       --         --         -11.98
--------------------------------------------------------------------------------
Small Company                         11.04       --         --          -2.04
--------------------------------------------------------------------------------
Money Market                           1.00      0.01        --           0.68
--------------------------------------------------------------------------------
Standard & Poor's 500+                  --        --         --         -13.15
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index++           --        --         --           3.79




* Total return is computed assuming the reinvestment of dividends and capital gain distributions using net asset values. Fund performance data includes all operating expenses but does not reflect any insurance charges imposed by your insurance company's separate account. If performance information included the effect of such charges, total returns would have been lower. Past performance is no guarantee of future results.
+    An unmanaged index of stocks reflecting average prices in the stock market.
++   An unmanaged index of bonds reflecting average prices in the bond market.




2



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


               Sentinel Variable Products Trust Common Stock Fund

INVESTMENT IN SECURITIES
at June 30, 2002 (Unaudited)


                                                     Shares            Value
                                                                      (Note 2)
--------------------------------------------------------------------------------

COMMON STOCKS 86.2%
CONSUMER DISCRETIONARY 8.2%
*AOL Time Warner, Inc.                               13,000          $  191,230
Disney, Walt                                         19,063             360,291
Gap Stores                                           22,000             312,400
Hasbro, Inc.                                         15,000             203,400
*Jones Apparel Group, Inc.                            5,000             187,500
*Liberty Media Corp. - Class A                       49,000             465,500
Marriott Int'l. - Class A                             4,200             159,810
McDonald's Corp.                                     20,000             569,000
McGraw-Hill Cos                                       2,600             155,220
*Toys R Us                                           17,000             296,990
                                                                     ----------
                                                                      2,901,341
                                                                     ----------
CONSUMER STAPLES 6.4%
ConAgra, Inc.                                        15,000             414,750
General Mills, Inc.                                   4,300             189,544
Kellogg Co.                                          10,000             358,600
Kimberly-Clark Corp.                                  4,500             279,000
*Kroger Co.                                          11,000             218,900
Philip Morris Cos., Inc.                              6,861             299,689
*SafeWay, Inc.                                        7,000             204,330
Sara Lee Corp.                                       15,639             322,789
                                                                     ----------
                                                                      2,287,602
                                                                     ----------
ENERGY 10.5%
Anadarko Petroleum                                    4,600             226,780
Baker Hughes, Inc.                                    4,600             153,134
Burlington Resources                                  4,392             166,896
ChevronTexaco Corp.                                   4,597             406,834
EOG Resources, Inc.                                   2,800             111,160
Exxon Mobil Corp.                                    20,816             851,791
GlobalSantaFe Corp.                                  10,038             274,539
Ocean Energy, Inc.                                   21,500             465,905
Royal Dutch Petroleum Co.                             5,902             326,204
Schlumberger Ltd.                                     5,858             272,397
Transocean, Inc.                                      6,165             192,040
*Weatherford Int'l., Inc.                             6,700             289,440
                                                                     ----------
                                                                      3,737,120
                                                                     ----------
FINANCIALS 16.0%
American Express Co.                                  8,813             320,088
American Int'l. Group                                 5,500             375,265
AON Corp.                                            17,000             501,160
Bank of New York                                     10,317             348,199
Bank One Corporation                                  6,000             230,880
*Berkshire Hathaway, Inc. - Class A                       8             534,400
Chubb Corporation                                     9,500             672,600
Citigroup, Inc.                                      14,013             543,003
Fleet Boston Financial Corp.                          9,100             294,385
Franklin Resources, Inc.                              5,000             213,200
Morgan Stanley                                        4,000             172,320
U.S. Bancorp                                         28,300             660,805
Wachovia Corp                                        10,200             389,436
Wells Fargo                                           8,500             425,510
                                                                     ----------
                                                                      5,681,251
                                                                     ----------
HEALTH CARE 11.6%
Bausch & Lomb, Inc.                                   6,000             203,100
*Biogen, Inc.                                         6,000             248,580
*Boston Scientific Corp.                             16,100             472,052
Bristol-Myers Squibb                                 12,000             308,400
C. R. Bard, Inc.                                      7,000             396,060
*First Health Group Corp.                             4,400             123,376
*Guidant Corp.                                       17,400             526,002



                                                   Shares               Value
                                                                      (Note 2)
--------------------------------------------------------------------------------

Johnson & Johnson                                     5,500          $  287,430
Lilly, Eli & Co.                                      9,300             524,520
*MedImmune, Inc.                                      2,200              58,080
Pharmacia Corp.                                      14,500             543,025
Wyeth                                                 8,808             450,970
                                                                     ----------
                                                                      4,141,595
                                                                     ----------
INDUSTRIALS 13.3%
Boeing Co.                                            4,000             180,000
Canadian National Railway Co.                         9,700             502,460
CSX Corp.                                             1,500              52,575
Deere & Co.                                           9,100             435,890
General Dynamics Corp.                                6,500             691,275
General Electric Company                              4,460             129,563
*Quanta Services, Inc.                               10,000              98,700
Raytheon Co.                                         18,900             770,175
*Republic Services, Inc.                             10,300             196,421
Ryder System, Inc.                                    9,200             249,228
*SPX Corp.                                            1,500             176,250
Tyco International Ltd.                              13,100             176,981
Union Pacific Corp.                                   8,900             563,192
United Technologies                                   7,600             516,040
                                                                     ----------
                                                                      4,738,750
                                                                     ----------
INFORMATION TECHNOLOGY 5.8%
*Agilent Technologies                                 5,187             122,673
*Analog Devices, Inc.                                 4,500             133,650
*BMC Software, Inc.                                   6,000              99,600
Diebold, Inc.                                         5,000             186,200
Electronic Data Systems                               2,000              74,300
Hewlett-Packard Co.                                  15,800             241,424
Intel Corporation                                     2,018              36,869
International Business Machines, Corp.                1,800             129,600
*LSI Logic Corp.                                      9,000              78,750
*Microsoft Corp.                                      1,900             102,828
*Millipore Corp.                                      3,800             121,524
Motorola, Inc.                                        5,400              77,868
*Mykrolis Corp.                                       2,571              30,363
*National Semiconductor                               2,800              81,676
Scientific-Atlanta                                    2,800              46,060
*Teradyne, Inc.                                       7,600             178,600
Texas Instruments                                     7,500             177,750
*Waters Corp.                                         5,300             141,510
                                                                     ----------
                                                                      2,061,245
                                                                     ----------
MATERIALS 7.5%
Alcan, Inc.                                          13,300             499,016
Cabot Corp.                                           8,400             240,660
Dupont (E.I.) de Nemours                              7,051             313,064
IMC Global, Inc.                                     22,000             275,000
International Paper                                  14,400             627,552
MeadWestvaco Corp.                                   11,000             369,160
Rohm & Haas                                           8,500             344,165
                                                                     ----------
                                                                      2,668,617
                                                                     ----------
TELECOMMUNICATION SERVICES 4.3%
Alltel Corp.                                          4,000             188,000
AT&T                                                 20,000             214,000
Bellsouth Corp.                                       7,500             236,250
SBC Communications                                    7,500             228,750
Verizon Communications                               14,254             572,298
Vodafone Group plc (ADR)                              5,400              73,710
                                                                     ----------
                                                                      1,513,008
                                                                     ----------



                                                    Shares             Value
                                                                      (Note 2)
--------------------------------------------------------------------------------

UTILITIES 2.6%
Duke Energy Corp.                                     8,000          $  248,800
El Paso Corp.                                        22,000             453,420
TECO Energy                                           8,000             198,000
Williams Companies, Inc.                              7,870              47,141
                                                                     ----------
                                                                        947,361
                                                                     ----------
TOTAL COMMON STOCKS
(Cost $34,177,357)                                                   30,677,890
                                                                     ----------

--------------------------------------------------------------------------------
Principal Amount Value
(M=$1,000) (Note 2)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS 10.8%
Federal Home Loan Bank Discount Note 1.70%, 07/10/02        1,000M      999,481
Federal Home Loan Mortgage Corporation Discount
     Note 1.70%, 07/05/02                                   1,360M    1,359,615
Federal Home Loan Mortgage Corporation
     Discount Note 1.70%, 07/08/02                          1,500M    1,499,362
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,858,822)            3,858,822
                                                                    -----------
Total Investments (Cost $38,036,179)**                               34,536,712

EXCESS OF OTHER ASSETS OVER LIABILITIES 3.0%                          1,072,967
                                                                    -----------
NET ASSETS                                                          $35,609,679
                                                                    ===========

*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At June 30, 2002 unrealized depreciation for federal income tax purposes aggregated
     $3,499,467 of which $1,979,882 related to appreciated securities and $5,479,349 related to depreciated securities.
(ADR) - American Depository Receipt


                                                                               3
                                              See Notes to Financial Statements.



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               Sentinel Variable Products Trust Growth Index Fund

INVESTMENT IN SECURITIES
at June 30, 2002 (Unaudited)


                                                     Shares            Value
                                                                      (Note 2)
--------------------------------------------------------------------------------


COMMON STOCKS 99.9%
CONSUMER DISCRETIONARY 15.1%
*AutoZone, Inc.                                           90         $    6,957
*Bed Bath & Beyond, Inc.                                 250              9,435
*Best Buy Co., Inc.                                      280             10,164
Black & Decker Corp.                                      70              3,374
Darden Restaurants, Inc.                                 150              3,705
Delphi Automotive Systems                                490              6,468
Dollar General                                           290              5,519
Dow Jones & Co.                                           76              3,682
Family Dollar Stores, Inc.                               150              5,288
Gap, Inc.                                                750             10,650
Harley-Davidson, Inc.                                    261             13,381
Home Depot                                             2,059             75,627
Interpublic Group of Cos                                 333              8,245
*Kohls Corp.                                             295             20,674
Limited Brands, Inc.                                     450              9,585
Lowe's Companies                                         680             30,872
Mattel, Inc.                                             380              8,010
Maytag Corp.                                              70              2,986
McDonald's Corp.                                       1,110             31,580
McGraw-Hill Cos                                          170             10,149
Meredith Corp.                                            40              1,534
Newell Rubbermaid, Inc.                                  230              8,064
New York Times Co.- Class A                              130              6,695
Omnicom Group, Inc.                                      164              7,511
*Radioshack Corp.                                        149              4,479
Stanley Works                                             70              2,871
*Staples, Inc.                                           400              7,880
*Starbucks Corp.                                         330              8,200
Target Corporation                                       790             30,099
Tiffany & Co.                                            130              4,576
TJX Companies                                            470              9,217
Tupperware Corp.                                          51              1,060
*Univision Communications, Inc.                          200              6,280
Wal-Mart Stores                                        3,891            214,044
*Yum! Brands, Inc.                                       254              7,430
                                                                     ----------
                                                                        596,291
                                                                     ----------
CONSUMER STAPLES 18.2%
Alberto-Culver Co. - Class B Convertible                  50              2,390
Anheuser-Busch Co.                                       771             38,550
Avon Products, Inc.                                      206             10,761
Brown Forman Corp.- Class B                               60              4,140
Campbell Soup Co.                                        354              9,792
Clorox Co.                                               200              8,270
Coca-Cola Co.                                          2,175            121,800
Colgate Palmolive                                        475             23,774
General Mills, Inc.                                      321             14,150
Gillette Co.                                             919             31,127
Heinz, H.J                                               304             12,494
Hershey Foods Corp.                                      120              7,500
Kellogg Co.                                              355             12,730
Kimberly-Clark Corp.                                     460             28,520
*Kroger Co.                                              690             13,731
Pepsi Bottling Group                                     250              7,700
PepsiCo, Inc.                                          1,550             74,710
Philip Morris Cos., Inc.                               1,870             81,682
Procter & Gamble                                       1,140            101,802
Sara Lee Corp.                                           682             14,076
Sysco Corp.                                              574             15,624
Unilever NV                                              500             32,400
UST, Inc.                                                146              4,964
Walgreen Co.                                             896             34,612
Wrigley (Wm.) Jr. Co.                                    200             11,070
                                                                     ----------
                                                                        718,369
                                                                     ----------




                                                     Shares            Value
                                                                      (Note 2)
--------------------------------------------------------------------------------


ENERGY 0.1%
*B.J. Services Co.                                       140         $    4,743
                                                                     ----------
FINANCIALS 7.0%
American Express Co.                                   1,160             42,131
Bank of New York, Inc.                                   640             21,600
Charles Schwab Corp.                                   1,193             13,362
Fannie Mae                                               870             64,162
Fifth Third Bancorp                                      520             34,658
Marsh & McLennan Co.                                     240             23,184
MBNA Corp.                                               740             24,472
Mellon Financial Corp.                                   380             11,943
Moody's Corp.                                            136              6,766
Northern Trust Corp.                                     190              8,371
SLM Corp.                                                142             13,760
Synovus Financial                                        260              7,155
T. Rowe Price Group                                      110              3,617
                                                                     ----------
                                                                        275,181
                                                                     ----------
HEALTH CARE 25.6%
Abbott Laboratories                                    1,363             51,317
Allergan, Inc.                                           110              7,343
*Amgen, Inc.                                             906             37,943
Baxter International                                     530             23,558
Becton Dickinson & Co.                                   230              7,924
*Biogen, Inc.                                            129              5,344
*Biomet, Inc.                                            230              6,238
*Boston Scientific Corp.                                 350             10,262
Bristol-Myers Squibb Co.                               1,693             43,510
Cardinal Health, Inc.                                    395             24,257
*Forest Labs, Inc. - Class A                             162             11,470
*Guidant Corp.                                           263              7,951
HCA, Inc.                                                450             21,375
*Health Management Assoc                                 210              4,232
*Immunex Corp.                                           480             10,723
Johnson & Johnson                                      2,637            137,810
Lilly, Eli & Co.                                         989             55,780
*MedImmune, Inc.                                         221              5,834
Medtronic, Inc.                                        1,066             45,678
Merck & Co.                                            1,981            100,318
Pfizer, Inc.                                           5,461            191,135
Pharmacia Corp.                                        1,130             42,319
Schering-Plough                                        1,278             31,439
*St. Jude Medical, Inc.                                   80              5,908
Stryker Corp.                                            170              9,097
*Tenet Healthcare                                        290             20,749
*UnitedHealth Group, Inc.                                270             24,718
Wyeth                                                  1,162             59,494
*Zimmer Holdings, Inc.                                   171              6,098
                                                                     ----------
                                                                      1,009,824
                                                                     ----------
INDUSTRIALS 11.7%
3M Company                                               340             41,820
*Apollo Group, Inc.- Class A                             150              5,912
Automatic Data Processing                                543             23,648
Avery Dennison Corp.                                      99              6,212
Block, H & R Inc.                                        160              7,384
Cintas Corp.                                             150              7,410
*Concord EFS, Inc.                                       440             13,262
Danaher Corp.                                            130              8,626
Deluxe Corp.                                              60              2,333
Equifax, Inc.                                            125              3,375
First Data Corp.                                         670             24,924
*Fiserv, Inc.                                            165              6,057
General Dynamics Corp.                                   180             19,143
General Electric Co.                                   8,687            252,357
IMS Health, Inc.                                         248              4,452
Molex, Inc.                                              170              5,700
Paychex, Inc.                                            328             10,263





                                                     Shares            Value
                                                                      (Note 2)
--------------------------------------------------------------------------------

Pitney Bowes, Inc.                                       210         $    8,341
*Robert Half Int'l., Inc.                                150              3,495
Rockwell Collins, Inc.                                   160              4,387
*Sabre Holdings, Inc.                                    130              4,654
                                                                     ----------
                                                                        463,755
                                                                     ----------
INFORMATION TECHNOLOGY 21.4%
Adobe Systems, Inc.                                      207              5,900
*Altera Corp.                                            332              4,515
*Analog Devices, Inc.                                    319              9,474
*Applied Materials                                     1,430             27,199
*Cisco Systems, Inc.                                   6,396             89,224
*Dell Computer Corp.                                   2,263             59,155
Intel Corp.                                            5,843            106,751
International Business Machines                        1,504            108,288
*Intuit, Inc.                                            190              9,447
*KLA-Tencor Corp.                                        170              7,478
*Lexmark Int'l., Inc. - Class A                          118              6,419
Linear Technology                                        275              8,643
*Maxim Integrated Products                               280             10,732
*Mercury Interactive Corp.                                72              1,653
*Microsoft Corp.                                       4,743            256,691
Millipore Corp.                                           45              1,439
*Network Appliance, Inc.                                 286              3,549
*NVIDIA Corp.                                            130              2,233
*Oracle Corp.                                          4,798             45,437
*PMC-Sierra, Inc.                                        140              1,298
*QLogic Corp.                                             80              3,048
*Qualcomm, Inc.                                          675             18,556
*Siebel Systems, Inc.                                    411              5,844
Texas Instruments, Inc.                                1,510             35,787
*Waters Corp.                                            110              2,937
*Xilinx, Inc.                                            294              6,594
*Yahoo!, Inc.                                            522              7,705
                                                                     ----------
                                                                        845,996
                                                                     ----------
MATERIALS 0.6%
*American Standard Cos., Inc.                             70              5,257
Ball Corp.                                                50              2,074
Ecolab, Inc.                                             110              5,085
*Freeport McMoran Copper & Gold - Class B                120              2,142
*Hercules, Inc.                                           90              1,044
Int'l. Flavors & Fragrances                               80              2,599
*Sealed Air Corp.                                         70              2,819
Sigma Aldrich Corp.                                       60              3,009
                                                                     ----------
                                                                         24,029
                                                                     ----------
TELECOMMUNICATION SERVICES 0.2%
*Nextel Communications                                   704              2,260
*Sprint Corp. (PCS Group)                                863              3,858
                                                                     ----------
                                                                          6,118
                                                                     ----------
TOTAL COMMON STOCKS
(Cost $4,797,651)**                                                   3,944,306

EXCESS OF OTHER ASSETS OVER LIABILITIES 0.1%                              2,523
                                                                     ----------
NET ASSETS                                                           $3,946,829
                                                                     ==========
*    Non-income producing.
**   Cost for federal income tax purposes is substantially similar. At June 30,
     2002 net unrealized depreciation for federal income tax purposes aggregated
     $853,345 of which $136,514 related to appreciated securities and $989,859 related to depreciated securities.

                                              See Notes to Financial Statements.
4




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              Sentinel Variable Products Trust Mid Cap Growth Fund

INVESTMENT IN SECURITIES
at June 30, 2002 (Unaudited)


                                                     Shares            Value
                                                                      (Note 2)
--------------------------------------------------------------------------------

COMMON STOCKS 99.9%
CONSUMER DISCRETIONARY 22.3%
*Abercrombie & Fitch Co.                                  8,600       $  207,432
*American Axle & Mfg. Holdings, Inc.                     10,100          300,374
*Coach, Inc.                                              6,200          340,380
Family Dollar Stores, Inc.                                4,100          144,525
*Group 1 Automotive, Inc.                                 6,300          240,345
*GTECH Holdings Corp.                                    11,500          293,710
*Jones Apparel Group, Inc.                               13,300          498,750
Lennar Corporation                                        4,300          263,160
Limited Brands                                           15,400          328,020
*Mohawk Industries, Inc.                                  6,400          393,792
*NVR, Inc.                                                  500          161,500
*Papa John's Int'l., Inc.                                10,500          350,595
Ross Stores, Inc.                                         8,500          346,375
*Timberland Co.                                           7,200          257,904
TJX Companies                                            16,400          321,604
                                                                      ----------
                                                                       4,448,466
                                                                      ----------
CONSUMER STAPLES 6.7%
Adolph Coors Company                                      3,100          193,130
*Constellations Brands                                    5,300          169,600
Dial Corp.                                               20,000          400,400
McCormick & Company                                      15,000          386,250
*Smucker (J.M.) Company                                   5,477          186,930
                                                                      ----------
                                                                       1,336,310
                                                                      ----------
ENERGY 3.4%
*B.J. Services Co.                                        8,100          274,428
Ocean Energy, Inc.                                        9,400          203,698
Smith International, Inc.                                 2,800          190,932
                                                                      ----------
                                                                         669,058
                                                                      ----------
FINANCIALS 8.6%
Arthur J. Gallagher & Co.                                 8,200          284,130
Cullen/Frost Bankers, Inc.                                7,400          266,030
East West Bancorp, Inc.                                   6,100          210,572
Greater Bay Bancorp                                       4,000          123,040
Moody's Corporation                                       1,700           84,575
North Fork Bancorporation, Inc.                           4,500          179,145
SLM Corporation                                           2,600          251,940
UCBH Holdings, Inc.                                       1,800           68,418
Wilmington Trust Corp.                                    8,100          247,050
                                                                      ----------
                                                                       1,714,900
                                                                      ----------
HEALTH CARE 17.7%
*Coventry Health Care, Inc.                              12,500          355,250
*Express Scripts, Inc.                                    3,400          170,374
*First Health Group Corp.                                12,800          358,912
*Gilead Sciences, Inc.                                    4,800          157,824
*Henry Schein, Inc.                                       6,200          275,900
Hillenbrand Industries, Inc.                              5,900          331,285
*LifePoint Hospitals, Inc.                                8,500          308,635
*Lincare Holdings, Inc.                                   7,600          245,480
*Oxford Health Plans                                      7,200          334,512
*Quest Diagnostics, Inc.                                  4,500          387,225
*Universal Health Services, Inc.                          8,300          406,700
*WellPoint Health Network, Inc.                           2,500          194,525
                                                                      ----------
                                                                       3,526,622
                                                                      ----------



                                                     Shares            Value
                                                                      (Note 2)
--------------------------------------------------------------------------------

INDEX 9.4%
*Biotech Holders Trust                                   10,800       $  898,560
*Nasdaq-100 Index Tracking Stock                         37,200          970,548
                                                                      ----------
                                                                       1,869,108
                                                                      ----------
INDUSTRIALS 10.8%
AMETEK, Inc.                                              8,700          324,075
*Apollo Group, Inc.                                      11,000          433,510
*ChoicePoint, Inc.                                        7,266          330,385
C.H. Robinson Worldwide, Inc                              9,500          318,535
Donaldson Co., Inc.                                       7,500          262,800
*L-3 Communications Holdings, Inc.                        6,200          334,800
Ryder System, Inc.                                        5,600          151,704
                                                                      ----------
                                                                       2,155,809
                                                                      ----------
INFORMATION TECHNOLOGY 21.0%
*Activision, Inc.                                        10,300          299,318
*Affiliated Computer Services, Inc.                       2,500          118,700
*Cisco Systems, Inc.                                     13,800          192,510
*Electronic Arts, Inc.                                    7,300          482,165
*Entegris, Inc.                                          25,200          367,920
*Extreme Networks, Inc.                                  43,100          421,087
Hewlett-Packard Co.                                      16,600          253,648
Intel Corporation                                         9,700          177,219
*KLA - Tencor Corp.                                      10,200          448,698
*Lexmark Int'l., Inc. - Class A                           7,200          391,680
Methode Electronics - Class A                            29,000          370,330
*Microchip Technology, Inc.                              17,750          486,883
*Novellus Systems, Inc.                                   4,700          159,800
                                                                      ----------
                                                                       4,169,958
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $20,013,461)**                                                  19,890,231
EXCESS OF LIABILITIES OVER OTHER ASSETS 0.1%                              22,687
                                                                      ----------
NET ASSETS                                                           $19,912,918
                                                                     -----------


*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At June 30, 2002 net unrealized depreciation for federal income tax purposes aggregated
     $123,230 of which $968,059 related to appreciated securities and $1,091,289 related to depreciated securities.



                                                                               5
                                              See Notes to Financial Statements.




oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo


              Sentinel Variable Products Trust Small Company Fund


INVESTMENT IN SECURITIES
at June 30, 2002 (Unaudited)


                                                     Shares            Value
                                                                      (Note 2)
--------------------------------------------------------------------------------

COMMON STOCKS 90.8%
CONSUMER DISCRETIONARY 13.4%
Applebee's Int'l., Inc.                                  10,500       $  240,975
Bob Evans Farms, Inc.                                     6,800          214,064
*Gentex Corp.                                             5,300          145,591
Harman Int'l. Industries                                  5,100          251,175
Harte-Hanks, Inc.                                         6,600          135,630
*Jack in the Box, Inc.                                    7,100          225,780
Lancaster Colony Corp.                                   10,400          370,864
Meredith Corp.                                            3,600          138,060
*Michaels Stores, Inc.                                    3,200          124,800
*Nautica Enterprises, Inc.                               15,100          196,149
*Papa John's Int'l., Inc.                                 7,100          237,069
Polaris Industries, Inc.                                  3,500          227,500
Ruby Tuesday, Inc.                                        7,100          137,740
*Six Flags, Inc.                                         26,200          378,590
*Timberland Co.                                           6,800          243,576
                                                                      ----------
                                                                       3,267,563
                                                                      ----------
CONSUMER STAPLES 5.3%
Casey's General Stores                                   33,000          397,320
Church & Dwight, Inc.                                    15,800          495,014
Sensient Technologies Corp.                              17,300          393,748
                                                                      ----------
                                                                       1,286,082
                                                                      ----------
ENERGY 5.6%
Cabot Oil & Gas Corp. - Class A                          10,000          228,500
Carbo Ceramics, Inc.                                      3,500          129,325
*Newfield Exploration Co.                                 8,500          315,945
*Oceaneering Int'l., Inc.                                 3,300           89,100
*Stone Energy Corp.                                      10,200          410,550
*TETRA Technologies, Inc.                                 6,900          183,195
                                                                      ----------
                                                                       1,356,615
                                                                      ----------
FINANCIALS 10.3%
Arthur J. Gallagher & Co.                                 7,000          242,550
Chateau Communities                                      16,900          517,140
Cullen/Frost Bankers, Inc.                                3,500          125,825
East West Bancorp, Inc.                                   5,000          172,600
Fulton Financial Corp. PA                                 4,375           82,818
Greater Bay Bancorp                                       3,500          107,660
HCC Insurance Holdings, Inc.                             17,000          447,950
Liberty Property Trust                                    6,000          210,000
UCBH Holdings, Inc.                                       3,500          133,035
Waddell & Reed Financial                                 16,600          380,472
Wilmington Trust Corp.                                    3,000           91,500
                                                                      ----------
                                                                       2,511,550
                                                                      ----------
HEALTH CARE 15.1%
*Abgenix, Inc.                                           10,100           99,889
Alpharma, Inc.                                           20,300          344,694
*Covance, Inc.                                            6,700          125,625
*Diversa Corp.                                           10,700          106,465
*First Health Group Corp.                                10,200          286,008
*Genencor Int'l., Inc.                                   11,500          112,585
Invacare Corp.                                           10,000          370,000
*Invitrogen Corp.                                         9,400          300,894
*Maximus, Inc.                                           10,300          326,510
*Medarex, Inc.                                           13,500          100,170
Medicis Pharmaceutical                                    4,800          205,248
Mentor Corp.                                              3,400          124,811
Omnicare, Inc.                                            7,100          186,446
*Orthodontic Center of America                            6,700          154,435
*Regeneron Pharmaceuticals, Inc.                          9,700          140,747
*ResMed, Inc.                                             4,000          117,600





                                                    Shares            Value
                                                                      (Note 2)
--------------------------------------------------------------------------------


*Syncor Int'l. Corp.                                     10,100       $  318,150
Vital Signs                                               5,200          187,980
*Watson Pharmaceuticals                                   3,400           85,918
                                                                      ----------
                                                                       3,694,175
                                                                      ----------
INDUSTRIALS 21.7%
AAR Corp.                                                12,000          122,400
ABM Industries                                           23,600          409,696
*Administaff, Inc.                                       26,700          267,000
*Aeroflex, Inc.                                          16,600          115,370
*Ceridian Corp.                                          10,500          199,290
Clarcor, Inc.                                            10,200          322,830
*Cuno, Inc.                                               3,600          130,248
*Devry, Inc.                                              6,800          155,312
Donaldson Co., Inc.                                       6,800          238,272
Factset Research Systems, Inc.                            3,400          101,218
G&K Services, Inc. - Class A                              6,900          236,256
*Healthcare Services Group, Inc.                          7,100          111,612
Heico Corp.                                              13,000          145,600
*Landstar Systems, Inc.                                   1,700          181,645
*MPS Group, Inc.                                         15,200          129,200
Pall Corp.                                                6,800          141,100
Reliance Steel & Aluminum Co.                             7,000          213,500
Robbins & Myers, Inc.                                     8,200          213,610
*SourceCorp                                              19,900          527,350
Teleflex, Inc.                                            5,400          308,610
Unifirst Corp.                                           11,300          285,890
USFreightways Corp.                                       5,500          208,285
Viad Corp.                                                7,000          182,000
*West Corp.                                              15,200          335,312
                                                                      ----------
                                                                       5,281,606
                                                                      ----------
INFORMATION TECHNOLOGY 13.1%
*Actuate Corp.                                           39,800          179,100
*American Management Systems, Inc.                       10,100          193,011
*Cable Design Technologies                               13,500          138,375
*Ciber, Inc.                                             20,000          145,000
*Entegris, Inc.                                           6,700           97,820
*FileNet Corp.                                            8,400          121,800
*HNC Software                                            13,800          230,460
*Keane, Inc.                                             23,100          294,525
*KPMG Consulting, Inc.                                    6,900          102,534
*Mentor Graphics                                         17,400          247,428
*Pericom Semiconductor Corp.                             10,100          117,059
*Perot Systems Corp.                                     39,000          424,710
*Plantronics, Inc.                                       10,300          195,803
*Rogers Corp.                                            13,300          363,223
*Tekelec                                                 19,500          156,585
*Wind River Systems                                      35,400          177,354
                                                                      ----------
                                                                       3,184,787
                                                                      ----------
MATERIALS 5.5%
Aptargroup, Inc.                                         10,700          329,025
Cambrex Corp.                                             7,100          284,710
Engelhard Corp.                                          10,800          305,856
Ferro Corp.                                              10,600          319,590
OM Group, Inc.                                            1,800          111,600
                                                                      ----------
                                                                       1,350,781
                                                                      ----------
UTILITIES 0.8%
*Southwestern Energy Co.                                 13,600          206,584
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $21,480,845)                                                    22,139,743
                                                                      ----------


                                                    Shares            Value
                                                                      (Note 2)
--------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES 4.9%
Toyota Credit Corp.
1.71%, 07/08/02
(Cost $1,199,601)                                      1,200M        $ 1,199,601
                                                                     -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS 4.1%
Federal Mortgage Corporation
Discount Note 1.70%, 07/03/02
(Cost $999,906)                                        1,000M            999,906
                                                                     -----------
TOTAL INVESTMENTS
(Cost $23,680,352)**                                                  24,339,250

EXCESS OF OTHER ASSETS OVER LIABILITIES 0.2%                              47,451
                                                                     -----------
NET ASSETS                                                           $24,386,701
                                                                     ===========
*    Non-income producing.
**   Cost for federal income tax purposes is substantially similar. At June 30,
     2002 net unrealized appreciation for federal income tax purposes aggregated
     $658,898 of which $2,695,608 related to appreciated securities and
     $2,036,710 related to depreciated securities.


                                              See Notes to Financial Statements.
6




oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo


              Sentinel Variable Products Trust Money Market Fund


INVESTMENT IN SECURITIES
at June 30, 2002 (Unaudited)


                                                     Principal Amount   Value
                                                          (M=$1,000)   (Note 2)
--------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES 93.3%
ABN North America 1.76%, 08/08/02                         1,015M   $  1,013,114
AIG Funding 1.75%, 07/12/02                               1,200M      1,199,358
American Express Credit Corp. 1.74%, 07/18/02             1,000M        999,178
Anheuser Busch 1.72%, 07/19/02                            1,330M      1,328,856
Coca Cola 1.72%, 07/16/02                                 1,150M      1,149,176
Florida Power Corp. 1.83%, 07/22/02                       1,330M      1,328,580
G.E. Capital Corp. 1.78%, 07/02/02                        1,000M        999,951
Gillette Company 1.73%, 07/29/02                          1,300M      1,298,251
Harley-Davidson 1.77%, 07/08/02                           1,300M      1,299,553
IBM Corp. 1.75%, 08/16/02                                 1,400M      1,396,869
Koch Industries 1.75%, 07/10/02                           1,140M      1,139,501
Morgan Stanley Dean Witter 1.76%, 07/26/02                1,300M      1,298,411
National City Bank 1.76%, 08/13/02                        1,500M      1,496,847
Nestle Capital Corp. 1.72%, 07/15/02                      1,500M      1,498,997
Northern Trust Company 1.76%, 07/23/02                    1,000M        998,924
Paccar Financial Corp. 1.75%, 07/01/02                    1,000M      1,000,000
Pfizer, Inc. 1.74%, 07/03/02                              1,360M      1,359,869
Schlumberger Company 1.75%, 07/17/02                      1,300M      1,298,989
Southern Company Funding 1.80%, 07/05/02                  1,100M      1,099,780
Transamerica Financial Corp. 1.77%, 07/11/02              1,100M      1,099,459
UBS Finance 1.80%, 08/13/02                               1,445M      1,441,893
Wells Fargo & Co. 1.77%, 08/12/02                         1,500M      1,496,903
                                                                     ----------
TOTAL CORPORATE SHORT-TERM NOTES
(Amortized Cost $27,242,459)                                         27,242,459
                                                                     ----------




                                                     Principal Amount   Value
                                                          (M=$1,000)   (Note 2)
--------------------------------------------------------------------------------



U.S. GOVERNMENT AGENCY OBLIGATIONS 4.5%
Federal Home Loan Bank Discount Note 1.74%, 07/01/02      200M     $    200,000
Federal Mortgage Corporation Discount Note 1.71%,
     07/09/02                                             1,115M      1,114,576
                                                                   ------------
Total U.S. Government Agency Obligations
     (Amortized Cost $1,314,576)                                      1,314,576
                                                                   ------------


--------------------------------------------------------------------------------
                                                           Shares      Value
                                                                      (Note 2)
--------------------------------------------------------------------------------

U.S. Treasury Institutional Funds 3.2%
Dreyfus Government Fund -T Fund #289 1.88% (a) 935,000
(Amortized Cost $935,000)                                               935,000
Total Investments (Amortized Cost $29,492,035)*                      29,492,035
Excess of Liabilities Over Other Assets (1.0%)                         (290,955)
Net Assets                                                         $ 29,201,080


*    Also cost for federal income tax purposes.
(a)  Variable rate security that may be tendered back to issuer at par.





                                              See Notes to Financial Statements.

                                                                               7



oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

                        Sentinel Variable Products Trust

STATEMENT OF ASSETS AND LIABILITIES
at June 30, 2002 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------
                                                     SVPT             SVPT           SVPT           SVPT         SVPT
                                                    Common           Growth         Mid Cap         Small        Money
                                                     Stock            Index          Growth        Company       Market
                                                     Fund             Fund            Fund           Fund         Fund
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at value                             $ 34,536,712    $  3,944,306    $ 19,890,231    $ 24,339,250   $ 29,492,035
Cash and cash equivalents                             860,534           4,038         227,391         443,156         66,534
Receivable for securities sold                        559,778            --           425,094            --             --
Receivable for fund shares sold                        57,804           1,076           8,304         162,486        991,687
Receivable for dividends and interest                  38,661           4,864           6,707          18,328          1,687
Receivable from fund administrator                      5,195           4,395           2,115           1,454            919
                                                  -----------      ----------     -----------     -----------    -----------
Total Assets                                       36,058,684       3,958,679      20,559,842      24,964,674     30,552,862
                                                  -----------      ----------     -----------     -----------    -----------

----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for securities purchased                      393,373           3,694         621,627         518,419           --
Payable for fund shares repurchased                    27,321           1,518           3,842          40,088      1,294,515
Income dividend payable                                  --              --              --              --           40,098
Accrued expenses                                       11,464           4,971          11,126           7,375          8,465
Management fee payable                                 13,540           1,000           8,325           9,735          5,979
Fund service fee payable                                3,307             667           2,004           2,356          2,725
                                                  -----------      ----------     -----------     -----------    -----------
Total Liabilities                                     449,005          11,850         646,924         577,973      1,351,782
                                                 ------------    ------------    ------------    ------------   ------------
Net Assets Applicable to Outstanding Shares      $ 35,609,679    $  3,946,829    $ 19,912,918    $ 24,386,701   $ 29,201,080
                                                 ============    ============    ============    ============   ============

Shares Outstanding                                  4,091,626         583,635       2,946,275       2,209,555     29,201,080
Net Asset Value and Maximum
Offering Price Per Share                         $       8.70    $       6.76    $       6.76    $      11.04   $       1.00

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENT
Shares of beneficial interest at par value       $      4,092    $        584    $      2,946    $      2,210   $     29,201
Paid-in capital                                    40,388,795       5,294,245      28,529,075      23,272,769     29,171,879
Accumulated undistributed net investment
income (loss)                                         194,621          10,018         (28,792)         37,800           --
Accumulated undistributed net realized
short-term loss on investments                     (1,099,627)       (276,703)     (6,186,740)        211,926           --
Accumulated undistributed net realized
long-term gain (loss) on investments                 (378,735)       (227,970)     (2,280,341)        203,098           --
Unrealized appreciation (depreciation)
of investments                                     (3,499,467)       (853,345)       (123,230)        658,898           --
                                                 ------------    ------------    ------------    ------------   ------------
Net Assets                                       $ 35,609,679    $  3,946,829    $ 19,912,918    $ 24,386,701   $ 29,201,080
                                                 ============    ============    ============    ============   ============
Investments at Cost                              $ 38,036,179    $  4,797,651    $ 20,013,461    $ 23,680,352   $ 29,492,035
                                                 ============    ============    ============    ============   ============

See Notes to Financial Statements.
8


oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

                        Sentinel Variable Products Trust

STATEMENT OF OPERATIONS
at June 30, 2002 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------
                                                        SVPT             SVPT           SVPT           SVPT         SVPT
                                                       Common           Growth         Mid Cap         Small        Money
                                                        Stock            Index          Growth        Company       Market
                                                         Fund             Fund            Fund           Fund         Fund
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
INCOME:
Dividends                                              $   251,295    $    21,663    $    46,091    $    80,556    $      --
Interest                                                    27,461           --            1,575         20,785        249,171
                                                       -----------    -----------    -----------    -----------    -----------
Total Income                                           $   278,756    $    21,663    $    47,666    $   101,341    $   249,171
                                                       -----------    -----------    -----------    -----------    -----------
EXPENSES:
Management advisory fee                                     81,722          6,063         52,968         54,510         34,881
Transfer agent fees                                          2,500          2,600          2,300          2,500          2,300
Custodian fees                                               5,048         20,677         14,212          7,628          4,213
Accounting services                                         17,951          2,021         10,762         11,162         13,953
Auditing fees                                                7,000            700          5,500          4,700          5,100
Legal fees                                                   1,000            300          1,000            800            900
Directors' fees and expenses                                 4,125            350          2,100          1,675          2,100
Other                                                        5,702            466          3,720          3,653          4,466
                                                       -----------    -----------    -----------    -----------    -----------
Total Expenses                                             125,048         33,177         92,562         86,628         67,913
Expense Reimbursement                                      (33,852)       (20,875)       (13,042)       (19,459)       (11,703)
Expense Offset                                              (5,048)          (177)        (3,062)        (3,628)          (413)
                                                       -----------    -----------    -----------    -----------    -----------
Net Expenses                                                86,148         12,125         76,458         63,541         55,797
                                                       -----------    -----------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)                               192,608          9,538        (28,792)        37,800        193,374
                                                       -----------    -----------    -----------    -----------    -----------

------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized gain (loss) on sales of investments          (758,697)      (287,560)    (3,656,835)       584,736           --
Net change in unrealized appreciation (depreciation)    (2,606,803)      (502,249)       995,975     (1,293,010)          --
                                                       -----------    -----------    -----------    -----------    -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS         (3,365,500)      (789,809)    (2,660,860)      (708,274)          --
                                                       -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                        $(3,172,892)   $  (780,271)   $(2,689,652)   $  (670,474)   $   193,374
                                                       ===========    ===========    ===========    ===========    ===========

                                                                             9
See Notes to Financial Statements.



oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

                        Sentinel Variable Products Trust

STATEMENT OF CHANGES ON NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
                                                                      SVPT                          SVPT
                                                                   COMMON STOCK                   GROWTH INDEX
                                                                       FUND                           FUND
                                                           Six Months      Year Ended     Six Months       Year Ended
                                                         Ended 06/30/02     12/31/01     Ended 06/30/02     12/31/01
                                                           (Unaudited)                    (Unaudited)

------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                             $    192,608    $    372,878    $      9,538    $      9,467
Net realized gain (loss) on sales of investments             (758,697)       (719,666)       (287,560)       (196,354)
Net change in unrealized appreciation (depreciation)       (2,606,803)     (2,129,582)       (502,249)       (207,786)
                                                         ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from operations      (3,172,892)     (2,476,370)       (780,271)       (394,673)
                                                         ------------    ------------    ------------    ------------
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                       --          (371,697)           --            (9,063)
From net realized short-term gain on investments                 --          (126,696)           --              --
                                                         ------------    ------------    ------------    ------------
Total distributions to shareholders                              --          (498,393)           --            (9,063)
                                                         ------------    ------------    ------------    ------------
-------------------------------------------------------------------------------------------------------------------------------
FROM SHARE TRANSACTIONS
Net proceeds from sales of shares                           5,948,216       9,958,322         821,446       1,490,915
Net asset value of shares in reinvestment
of dividends and distributions                                   --           498,393            --             9,063
                                                         ------------    ------------    ------------    ------------
                                                            5,948,216      10,456,715         821,446       1,499,978
Less: Payments for shares reacquired                       (1,410,179)     (3,034,230)        (20,143)        (91,356)
                                                         ------------    ------------    ------------    ------------

Increase in net assets from capital share transactions      4,538,037       7,422,485         801,303       1,408,622
                                                         ------------    ------------    ------------    ------------

TOTAL INCREASE IN NET ASSETS FOR PERIOD                     1,365,145       4,447,722          21,032       1,004,886
Net Assets: Beginning of period                            34,244,534      29,796,812       3,925,797       2,920,911
                                                         ------------    ------------    ------------    ------------
Net Assets: End of period                                $ 35,609,679    $ 34,244,534    $  3,946,829    $  3,925,797
                                                         ============    ============    ============    ============

Undistributed Net Investment
Income (Loss) at End of Period                           $    194,621    $      2,014    $     10,018    $        480
                                                         ============    ============    ============    ============


See Notes to Financial Statements



oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

                        Sentinel Variable Products Trust

STATEMENT OF CHANGES ON NET ASSETS
----------------------------------------------------------------------------------------------
             SVPT                            SVPT                             SVPT
         Mid Cap Stock                  Small Company                     Money Market
              Fund                          Fund                              Fund
 Six Months        Year Ended     Six Months     Year Ended       Six Months       Year Ended
Ended 06/30/02       12/31/01   Ended 06/30/02     12/31/01     Ended 06/30/02      12/31/01
  (Unaudited)                     (Unaudited)                    (Unaudited)
----------------------------------------------------------------------------------------------

$    (28,792)   $    (94,036)   $     37,800    $     55,959    $    193,374    $    774,948
  (3,656,835)     (4,786,861)        584,736        (170,084)           --              --
     995,975      (1,416,531)     (1,293,010)      1,276,104            --              --
------------    ------------    ------------    ------------    ------------    ------------
  (2,689,652)     (6,297,428)       (670,474)      1,161,979         193,374         774,948
------------    ------------    ------------    ------------    ------------    ------------

----------------------------------------------------------------------------------------------
        --              --              --           (55,307)       (193,374)       (774,948)
        --              --              --            (1,978)           --              --
------------    ------------    ------------    ------------    ------------    ------------
        --              --              --           (57,285)       (193,374)       (774,948)
------------    ------------    ------------    ------------    ------------    ------------

----------------------------------------------------------------------------------------------
   2,036,858       8,752,204       7,405,233       7,926,479      21,826,922      97,585,421

        --              --              --            57,285         193,374         774,948
------------    ------------    ------------    ------------    ------------    ------------
   2,036,858       8,752,204       7,405,233       7,983,764      22,020,296      98,360,369
  (1,654,861)     (3,021,857)     (1,391,609)       (900,849)    (20,430,011)    (90,194,039)
------------    ------------    ------------    ------------    ------------    ------------
     381,997       5,730,347       6,013,624       7,082,915       1,590,285       8,166,330
------------    ------------    ------------    ------------    ------------    ------------
  (2,307,655)       (567,081)      5,343,150       8,187,609       1,590,285       8,166,330
  22,220,573      22,787,654      19,043,551      10,855,942      27,610,795      19,444,465
------------    ------------    ------------    ------------    ------------    ------------
$ 19,912,918    $ 22,220,573    $ 24,386,701    $ 19,043,551    $ 29,201,080    $ 27,610,795
============    ============    ============    ============    ============    ============

$    (28,792)   $       --      $     37,800    $       --      $       --      $       --
============    ============    ============    ============    ============    ============


                                                                              11
See Notes to Financial Statements.


oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo


               Sentinel Variable Products Trust Common Stock Fund


FINANCIAL HIGHLIGHTS

Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.


                                                        Six Months Ended                    Period from
                                                            06/30/02(B)      Year Ended  11/30/00 through
                                                            (Unaudited)      12/31/01(B)  12/31/00 (A)(B)

----------------------------------------------------------------------------------------------------------

Net asset value at beginning of period                   $        9.50      $    10.49    $    10.00
                                                         -------------      ----------    ----------
Income (Loss) from Investment Operations
Net investment income                                             0.05            0.11          0.01
Net realized and unrealized gain (loss) on investments           (0.85)          (0.95)         0.49
                                                         -------------      ----------    ----------
Total from investment operations                                 (0.80)          (0.84)         0.50
                                                         -------------      ----------    ----------
Less Distributions
Dividends from net investment income                           --                 0.11          0.01
Distributions from realized gains on investments               --                 0.04       --
                                                         -------------      ----------    ----------
Total Distributions                                            --                 0.15          0.01
                                                         -------------      ----------    ----------
Net asset value at end of period                         $        8.70      $     9.50    $    10.49
                                                         =============      ==========    ==========

Total Return (%) *                                               (8.42)++        (8.10)         5.00++
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                   0.51+           0.51          0.51+
Ratio of expenses to average net assets before
voluntary expense reimbursements (%) **                           0.70+           0.74          1.04+
Ratio of net investment income to average
net assets (%)                                                    1.07+           1.23          1.20+
Ratio of net investment income to average net
assets before voluntary expense reimbursements (%) **             0.88+           1.01          0.68+
Portfolio turnover rate (%)                                         26++            46             8++
Net assets at end of period (000 omitted)                $      35,610      $   34,245    $   29,797


(A)  Commenced operations November 30, 2000.
(B)  Per share data calculated utilizing average daily shares outstanding.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (3)




12


See Notes to Financial Statements.


oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo


               Sentinel Variable Products Trust Growth Index Fund


FINANCIAL HIGHLIGHTS
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                       Six Months Ended              Period from
                                                          06/30/02(B) Year Ended   11/30/00 through
                                                         (Unaudited)   12/31/01(B)  12/31/00 (A)(B)
-----------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  $       8.17   $       9.46 $      10.00
                                                        ------------   ------------ ------------
Loss from Investment Operations
Net investment income                                           0.02           0.02      --
Net realized and unrealized loss on investments                (1.43)         (1.29)       (0.54)
                                                        ------------   ------------ ------------
Total from investment operations                               (1.41)         (1.27)       (0.54)
                                                        ------------   ------------ ------------
Less Distributions
Dividends from net investment income                         --                0.02         0.00***
Distributions from realized gains on investments             --             --           --
                                                        ------------   ------------ ------------
Total Distributions                                          --                0.02      --
                                                        ------------   ------------ ------------
Net asset value at end of period                        $       6.76   $       8.17 $       9.46
                                                        ============   ============ ============

Total Return (%)*                                             (17.26)++      (13.44)       (5.36)++
Ratios/Supplemental Data
Ratio of net expenses to average net assets(%)                  0.61+          0.65         1.07+
Ratio of expenses to average net assets before
voluntary expense reimbursements (%)**                          1.64+          2.30         1.35+
Ratio of net investment income to average
net assets (%)                                                  0.47+          0.31         0.51+
Ratio of net investment income (loss) to average net
assets before voluntary expense reimbursements (%) **          (0.56)+        (1.34)        0.23+
Portfolio turnover rate (%)                                        8++           33           16++
Net assets at end of period (000 omitted)                 $    3,947     $    3,926   $    2,921


(A)     Commenced operations November 30, 2000.
(B)     Per share data calculated utilizing average daily shares outstanding.
+       Annualized
++      Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (3)
***     Represents less than $.005 of average daily shares outstanding.



                                                                              13
See Notes to Financial Statements.



oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo


               Sentinel Variable Products Trust Mid Cap Growth Fund


FINANCIAL HIGHLIGHTS
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                       Six Months Ended              Period from
                                                          06/30/02(B) Year Ended   11/30/00 through
                                                         (Unaudited)   12/31/01(B)  12/31/00 (A)(B)
-----------------------------------------------------------------------------------------------------

Net asset value at beginning of period                   $        7.68   $       10.14 $       10.00
                                                         -------------   ------------- -------------
Income (Loss) from Investment Operations
Net investment loss                                              (0.01)          (0.04)      --
Net realized and unrealized gain (loss) on investments           (0.91)          (2.42)         0.14
                                                         -------------   ------------- -------------
Total from investment operations                                 (0.92)          (2.46)         0.14
                                                         -------------   ------------- -------------
Less Distributions
Dividends from net investment income                           --              --            --
Distributions from realized gains on investments               --              --            --
                                                         -------------   ------------- -------------
Total Distributions                                            --              --            --
                                                         -------------   ------------- -------------
Net asset value at end of period                         $        6.76   $        7.68 $       10.14
                                                         =============   ============= =============

Total Return (%) *                                              (11.98)++       (24.26)         1.40++
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                   0.74+           0.78          0.73+
Ratio of expenses to average net assets before
voluntary expense reimbursements (%) **                           0.86+           0.84          1.05+
Ratio of net investment loss to average
net assets (%)                                                   (0.27)+         (0.45)        (0.43)+
Ratio of net investment loss to average net
assets before voluntary expense reimbursements (%) **            (0.39)+         (0.50)        (0.75)+
Portfolio turnover rate (%)                                        150++            88             1++
Net assets at end of period (000 omitted)                $      19,913   $      22,221 $      22,788



(A)     Commenced operations November 30, 2000.
(B)     Per share data calculated utilizing average daily shares outstanding.
+       Annualized
++      Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (3)


See Notes to Financial Statements.
14


ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo


               Sentinel Variable Products Trust Small Company Fund


FINANCIAL HIGHLIGHTS
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                       Six Months Ended              Period from
                                                          06/30/02(B) Year Ended   11/30/00 through
                                                         (Unaudited)   12/31/01(B)  12/31/00 (A)(B)
-----------------------------------------------------------------------------------------------------

Net asset value at beginning of period                   $       11.27   $       10.73   $       10.00
                                                         -------------   -------------   -------------
Income (Loss) from Investment Operations
Net investment income                                             0.02            0.03            0.01
Net realized and unrealized gain (loss) on investments           (0.25)           0.54            0.73
                                                         -------------   -------------   -------------
Total from investment operations                                 (0.23)           0.57            0.74
                                                         -------------   -------------   -------------
Less Distributions
Dividends from net investment income                           --                 0.03            0.01
Distributions from realized gains on investments               --                 0.00***      --
                                                         -------------   -------------   -------------
Total Distributions                                            --                 0.03            0.01
                                                         -------------   -------------   -------------
Net asset value at end of period                         $       11.04   $       11.27   $       10.73
                                                         =============   =============   =============
Total Return (%) *                                               (2.04)++         5.35            7.40++
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                   0.60+           0.65            0.68+
Ratio of expenses to average net assets before
voluntary expense reimbursements (%) **                           0.78+           0.94            1.16+
Ratio of net investment income to average
net assets (%)                                                    0.34+           0.40            1.19+
Ratio of net investment income to average net
assets before voluntary expense reimbursements (%) **             0.16+           0.11            0.72+
Portfolio turnover rate (%)                                      22++            59               2++
Net assets at end of period (000 omitted)                $   24,387      $   19,044      $   10,856


(A)     Commenced operations November 30, 2000.
(B)     Per share data calculated utilizing average daily shares outstanding.
+       Annualized
++      Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (3)
***     Represents less than $.005 of average daily shares outstanding.



See Notes to Financial Statements.
                                                                              15



ooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo


               Sentinel Variable Products Trust Money Market Fund


FINANCIAL HIGHLIGHTS
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                       Six Months Ended              Period from
                                                          06/30/02(B) Year Ended   11/30/00 through
                                                         (Unaudited)   12/31/01(B)  12/31/00 (A)(B)
-----------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  $        1.00  $        1.00  $      1.00
                                                        -------------  -------------  -----------
Income from Investment Operations
Net investment income                                            0.01           0.04      --
Net realized and unrealized gain on investments               --             --           --
                                                        -------------  -------------  -----------
Total from investment operations                                 0.01           0.04      --
                                                        -------------  -------------  -----------
Less Distributions
Dividends from net investment income                             0.01           0.04         0.00***
Distributions from realized gains on investments              --             --              --
                                                        -------------  -------------  -----------
Total Distributions                                              0.01           0.04         --
                                                        -------------  -------------  -----------
Net asset value at end of period                        $        1.00  $        1.00  $      1.00
                                                        =============  =============  ===========

Total Return (%) *                                               0.68++         3.70         0.50++
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                  0.40+          0.42         0.44+
Ratio of expenses to average net assets before
voluntary expense reimbursements (%) **                          0.49+          0.56         0.82+
Ratio of net investment income to average
net assets (%)                                                   1.39+          3.46         6.25+
Ratio of net investment income to average net
assets before voluntary expense reimbursements (%) **            1.30+          3.32         5.86+
Net assets at end of period (000 omitted)               $      29,201  $      27,611   $   19,444

(A)     Commenced operations November 30, 2000.
(B)     Per share data calculated utilizing average daily shares outstanding.
+       Annualized
++      Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (3)
***     Represents less than $.005 of average daily shares outstanding.


See Notes to Financial Statements.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

1. ORGANIZATION:
The Sentinel Variable Products Trust (the "Trust") is a managed, open-end investment company, registered under the Investment Company Act of 1940 as amended which continuously offers its shares, to separate accounts of National Life Insurance Company to serve as the investment vehicle for variable life insurance and annuity contracts. The Trust consists of five separate and distinct funds, four of which are diversified: Common Stock, Mid Cap Growth, Small Company and Money Market, (the Growth Index Fund being non-diversified). The five funds of the Trust are referred to hereinafter collectively as the "Funds", and individually as a "Fund".

2. ACCOUNTING POLICIES:
The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements.

A. SECURITY VALUATION: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximates market value. Portfolio securities of the Money Market Fund are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis, dividend income is recorded on the ex-dividend date. The cost of securities sold is determined by the use of the specific identification method. Market discount and original issue discount are accreted into income.

C. DIVIDENDS AND DISTRIBUTIONS: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the reclassification of net investment losses to net short-term capital gains or paid-in-capital.

D. REPURCHASE AGREEMENTS: Each Fund, to a limited extent, may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. All repurchase agreements used by the Funds will provide that the value of the collateral underlying the repurchase agreement always be at least equal to 102% of the repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

E. OTHER: Direct expenses of a fund are charged to that Fund while common expenses of the Series are allocated proportionately based upon the Funds' respective average net assets or number of shareholder accounts. Earnings credits are received from the custodian bank on cash balances and are reflected in the statement of operations as an expense offset.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

F. FEDERAL INCOME TAXES: No provision is made for Federal taxes as it is the Fund's intention to have each Fund continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from any Federal excise income taxes or income tax liability.

3. MANAGEMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS
Pursuant to an Investment Advisory Agreement, NL Capital Management, Inc. (NLCM) a wholly owned subsidiary of National Life Insurance Company manages the Funds' investments and their business operations under the overall supervision to the Board of Trustees of Sentinel Variable Products Trust. NLCM has the responsibility for making all investment decisions for the Funds. As compensation for services rendered under its advisory agreement, the Trust will pay to NLCM a monthly fee determined as follows:
     a)   With respect to the Common Stock, Mid Cap Growth and Small Company
          Funds: 0.50% per annum on the first $20 million of average daily net assets of each Fund; 0.40% per annum on the next $20 million of such assets of each Fund; and 0.30% per annum on such assets of each Fund in excess of $40 million.

oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

     b) With respect to Growth Index Fund: 0.30% per annum on the average daily net assets of the Fund
     c) With respect to the Money Market Fund: 0.25% per annum on the average daily net asset of the Fund.

           NLCM has voluntarily agreed for a period of at least until December 31, 2002 to waive the Funds' advisory fees or other expenses necessary to limit these Funds' overall expense ratios to the amounts shown below:

     o    Common Stock Fund 0.48%
     o    Mid Cap Growth Fund 0.71%
     o    Small Company Fund 0.57%
     o    Growth Index Fund 0.60%
     o    Money Market Fund 0.40%

           These arrangements may be changed or terminated at any time after December 31, 2002.

           For the six months ended June 30, 2002 the amounts reimbursable are as follows Common Stock $33,852, Mid Cap Growth $13,042, Small Company $19,459, Growth Index $20,875 and Money Market $11,703.

           Equity Services Inc. (ESI) another wholly owned subsidiary of National Life Insurance Company acts as the principal underwriter of shares of the Funds. ESI receives no compensation from the Trust for acting as principal underwriter.

           Pursuant to the Fund Services Agreement with Sentinel Administrative Service Corporation ("Sentinel Service") a Vermont corporation which is a wholly owned subsidiary of National Life Insurance Company, the Trust receives certain transfer agency, fund accounting and financial administration services. For these services, the Fund Services Agreement provides for the Trust to pay to Sentinel Service a fixed fee totaling $20,000 per year for transfer agency services and a fee of 0.10% of average daily net asset of the Funds for fund accounting and financial administration services. For the six months ended June 30, 2002 this fee totaled $65,859.

4. INVESTMENT TRANSACTIONS:
Purchases and sales (excluding short-term obligations) for the six months ended June 30, 2002 are as follows:

                       Purchases of                    Sales of
                       other than      Purchases of   other than
                          U.S.             U.S.           U.S.     Sales of U.S.
                       Government      Government     Government     Government
                       direct and      direct and     direct and     direct and
                          agency        agency          agency          agency
Fund                   obligations    obligations    obligations     obligations
----                   -----------    -----------    -----------     -----------

Common Stock          $10,434,508         $-        $ 8,565,728          $--
Growth Index            1,145,399         --            332,227           --
Mid Cap Growth         32,623,474         --         31,662,504           --
Small Company          10,622,490         --          4,265,128           --

(The Sentinel Variable Products Money Market Fund invests only in short-term obligations.)


           At December 31, 2001, the Funds have tax basis capital losses which may be used to offset future capital gains through 2009 as follows:

     o    Common Stock $ 111,841
     o    Growth Index $ 62,231
     o    Mid Cap Growth $4,643,054

           Capital losses incurred after October 31 ("Post October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Funds incurred and elected to defer the following capital losses during fiscal 2001:

     o    Common Stock $607,503
     o    Growth Index $ 74,938
     o    Mid Cap Growth $ 90,198
     o    Small Company $170,354

5. SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
           There are an unlimited number of authorized shares for each Fund in the Trust. Each share has a par value of $0.001. Transactions in shares for the six months ended June 30, 2002 were as follows:

                                               Shares
                                              issued in                   Net
                                            reinvestment               increase
                                            of dividends              (decrease)
                                  Shares        and          Shares    in shares
Fund                               sold     distributions reacquired outstanding
----                               ----     ------------------------------------

FOR THE PERIOD ENDED JUNE 30, 2002
Common Stock ...............      634,295         --        148,960      485,335
Growth Index ...............      106,030         --          2,657      103,373
Mid Cap Growth .............      274,721         --        221,699       53,022
Small Company ..............      641,308         --        122,236      519,072
Money Market ...............   21,826,922      193,374   20,430,011    1,590,285

YEAR ENDED DECEMBER 31, 2001
Common Stock ...............    1,019,286       52,352      307,171      764,467
Growth Index ...............      181,350        1,092       10,898      171,544
Mid Cap Growth .............    1,042,840         --        396,466      646,374
Small Company ..............      761,027        5,065       87,521      678,571
Money Market ...............   97,585,421      774,948   90,194,039    8,166,330
oooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooooo

           Policyholders elect a board that oversees the Trust's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

           The following is a list of the Trust's board members. Each member oversees the five portfolios of the Sentinel Variable Products Trust. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.




INDEPENDENT BOARD MEMBERS
--------------------------------------------------------------------------------
Name, Address, Age                      Position held with
                                        Registrant and
                                        length of service
--------------------                    ---------------------

William D. McMeekin                     Trustee since 2000
Banknorth Vermont
215 Main Street
Brattleboro, VT 05301
Born in 1944




Principal occupations during past
five year                                    Other directorships
---------------------------------           ----------------------

Senior Vice President & Senior Credit        Vermont Granite Museum of Barre; Central
Officer - Banknorth Vermont,                 Vermont Economic Development
2001 to Present;                             Corporation
Community President -
The Howard Bank, 2000 to 2001;
prior to that,
President & Chief Executive Officer
-Granite Savings Bank

--------------------------------------------------------------------------------

Name, Address, Age                      Position held with
                                        Registrant and
                                        length of service
--------------------                    ---------------------

WILLIAM G. RICKER                       Trustee since 2000
Denis Ricker & Brown
17 State Street
Montpelier, VT 05602
Born in 1939


Principal occupations during past
five year                                    Other directorships
---------------------------------           ----------------------
Former President -                           Denis, Ricker & Brown; Woodbury College;
Denis, Ricker & Brown                        Central Vermont Economic Development
                                             Corp.; Montpelier Economic Development
                                             Steering Committee; Lyndonville Savings
                                             Bank Insurance Center
                                             Name, Address, Age
                                             Position held with
                                             Registrant and
                                             length of service
                                             Principal occupations during past
                                             five years Other directorships
                                             Independent Board Members






BOARD MEMBERS AFFILIATED WITH NL CAPITAL MANAGEMENT, INC.
--------------------------------------------------------------------------------
Name, Address, Age                      Position held with
                                        Registrant and
                                        length of service
-------------------                     --------------------

THOMAS H. MACLEAY                       Chairman of the
National Life Insurance                 Board and Chief
Company                                 Executive Officer
One National Life Drive                 since 2002
Montpelier, VT 05604
Born in 1949



Principal occupations during past
five year                                         Other directorships
---------------------------------                 --------------------


Interim Chairman of the Board,                    National Life Holding Company;
President & Chief Executive Officer -National     National Life Insurance Company;
Life Insurance Company,                           NLV Financial Corp.; Administrative
2002 to present; President & Chief                Services, Inc.; Equity Services, Inc.;
Operating Officer - National Life                 NL Capital Management, Inc.;
Insurance Company, 1996 to 2001                   National Financial Services, Inc.;
                                                  National Retirement Plan Advisors, Inc.;
                                                  MIB Group, Inc.; Project Harmony;
                                                  e-Nable Corporation; Central Vermont
                                                  Economic Development Corp.; Air Force
                                                  Aid Society


The board has appointed officers who are responsible for day-to-day business decisions based on polices it has established. The officers serve at the pleasure of the board.








OFFICERS AFFILIATED WITH NL CAPITAL MANAGEMENT, INC.
--------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS, AGE       POSITION HELD WITH     PRINCIPAL OCCUPATIONS DURING PAST   OTHER DIRECTORSHIPS
                         REGISTRANT AND         FIVE YEARS
                         LENGTH OF SERVICE
---------------------------------------------------------------------------------------------------------------------------

JOSEPH M. ROB            President              Chief Executive Officer -           American Guaranty & Trust Company;
Sentinel Management      since 2000             Sentinel Management Company;        Equity Services, Inc.;
Company                                         Chairman - American Guaranty &      Equity Services of Nevada, Inc.;
One National Life Drive                         Trust Company;                      Insurance Investors Life Insurance Company;
Montpelier, VT 05604                            Chairman - Equity Services, Inc.    Life Insurance Company of the Southwest;
Born in 1942                                                                        Sentinel Administrative Service Corporation


---------------------------------------------------------------------------------------------------------------------------

THOMAS P. MALONE         Vice President         Vice President - Sentinel           None
Sentinel Administrative  & Treasurer            Administrative Service Company
Service Company          since 2000
One National Life Drive
Montpelier, VT 05604
Born in 1956

---------------------------------------------------------------------------------------------------------------------------

D. RUSSELL MORGAN        Secretary since        Assistant General Counsel -         None
National Life Insurance  2000                   National Life Insurance Company,
Company                                         2001 to present;
One National Life Drive                         Senior Counsel -
Montpelier, VT 05604                            National Life Insurance Company,
Born in 1955                                    2000 to 2001; prior to that,
                                                Counsel -
                                                National Life Insurance Company

---------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information has additional information about the Trust's trustees and is available, without charge, upon request by calling (800) 537-7003.


INVESTMENT ADVISOR NL Capital Management, Inc.

PRINCIPAL UNDERWRITER
Equity Services, Inc.

COUNSEL
Sidley Austin Brown & Wood LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

CUSTODIAN AND DIVIDEND PAYING AGENT
State Street Bank - Kansas City

TRANSFER AGENT, SHAREHOLDER SERVICING
AGENT AND ADMINISTRATOR
Sentinel Administrative Service
Corporation

SENTINEL VARIABLE
PRODUCTS TRUST

Sentinel Variable Products Trust Common Stock Fund
Sentinel Variable Products Trust Growth Index Fund
Sentinel Variable Products Trust Mid Cap Growth Fund
Sentinel Variable Products Trust Small Company Fund
Sentinel Variable Products Trust Money Market Fund

THIS BROCHURE IS AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED
OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

DISTRIBUTED BY
Equity Services, Inc.
National Life Drive
Montpelier, Vermont 05604
(800) 233-4332